Document and Entity Information	3 Months Ended
Mar. 31, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	UAS Drone Corp.
Entity Central Index Key	0001638911
Amendment Flag	true
Amendment Description	This Registration Statement on Form S-1/A (the “Registration Statement”) is being filed to register (i) 63,856 shares of the registrant’s common stock, par value $0.0001 per share (the “Common Stock”) to be issued to certain stockholders of Duke Robotics, Inc., a majority-owned subsidiary of the registrant, upon the consummation of a short-form merger agreement in a primary offering (the “Primary Offering”), and (ii) to register 18,200,592 shares of registrants’ Common Stock to be sold, from time to time, by the selling stockholders identified in this prospectus (the “Secondary Offering”). We will not receive any proceeds from the sale of shares in both the Primary offering and in the Secondary Offering. See “Use of Proceeds,” and “Plan of Distribution” as contained in the prospectus. This Registration Statement contains only one prospectus and such prospectus will be the sole prospectus for the Primary Offering and the Secondary Offering.
Document Type	S-1/A
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	NV